Shareholders’ Equity - Schedule of RSUs Activity (Details) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of RSUs Activity [Line Items]
Outstanding, Numbers of RSUs, beginning balance	4,913,123	4,241,830	2,598,084
Granted, Numbers of RSUs	2,755,887	4,377,834	2,908,983
Forfeited, Numbers of RSUs	(389,665)	(432,018)	(370,067)
Vested, Numbers of RSUs	(4,135,927)	(3,274,523)	(895,170)
Outstanding, Numbers of RSUs, ending balance	3,143,418	4,913,123	4,241,830